Elfun Trusts Schedule of Investments	March 31, 2019 (Unaudited)

	Number of Shares	Fair Value
Common Stock – 97.9% †
Application Software – 2.6%
Intuit Inc.	50,000	$13,070,500
salesforce.com Inc.	360,000	57,013,200	(a)
		70,083,700
Biotechnology – 6.5%
Alexion Pharmaceuticals Inc.	670,000	90,570,600	(a)
Gilead Sciences Inc.	490,000	31,854,900
Vertex Pharmaceuticals Inc.	290,000	53,345,500	(a)
		175,771,000
Cable & Satellite – 6.2%
Charter Communications Inc., Class A	290,000	100,603,900	(a)
Liberty Global PLC, Class C	2,300,000	55,683,000	(a)
Sirius XM Holdings Inc.	1,600,000	9,072,000
		165,358,900
Data Processing & Outsourced Services – 6.3%
Mastercard Inc., Class A	90,000	21,190,500
Visa Inc., Class A	940,000	146,818,600
		168,009,100
Diversified Banks – 4.4%
JPMorgan Chase & Co.	1,170,000	118,439,100
Electronic Components – 1.1%
Corning Inc.	875,000	28,962,500
Financial Exchanges & Data – 6.0%
CME Group Inc.	500,000	82,290,000
S&P Global Inc.	375,000	78,956,250
		161,246,250
Healthcare Equipment – 2.0%
Boston Scientific Corp.	820,000	31,471,600	(a)
Medtronic PLC	240,000	21,859,200
		53,330,800
Healthcare Supplies – 1.6%
The Cooper Companies Inc.	145,000	42,944,650
Integrated Oil & Gas – 2.2%
Chevron Corp.	490,000	60,358,200
Interactive Media & Services – 6.6%
Alphabet Inc., Class A	38,000	44,721,820	(a)
Alphabet Inc., Class C	83,000	97,384,730	(a)
Facebook Inc., Class A	210,000	35,004,900	(a)
		177,111,450
Internet & Direct Marketing Retail – 5.3%
Alibaba Group Holding Ltd. ADR	170,000	31,016,500	(a)
Amazon.com Inc.	54,000	96,160,500	(a)
Booking Holdings Inc.	8,000	13,959,280	(a)
		141,136,280
Investment Banking & Brokerage – 2.9%
The Charles Schwab Corp.	1,800,000	76,968,000
Managed Healthcare – 2.0%
UnitedHealth Group Inc.	220,000	54,397,200

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not be representative of the Fund’s future investments and should not be construed as a recommendation to purchase or sell a particular security. See the Fund’s summary prospectus and statutory prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

(a)	Non-income producing security.
(b)	Coupon amount represents effective yield.
(c)

Sponsored by SSGA Funds Management, Inc., the Fund’s investment adviser and administrator, and an affiliate of State Street Bank & Trust Co., the Funds’ sub-administrator, custodian and accounting agent.

†	Percentages are based on net assets as of March 31, 2019.

	Number of Shares	Fair Value
Movies & Entertainment – 3.8%
The Walt Disney Co.	930,000	$103,257,900
Oil & Gas Equipment & Services – 2.7%
Schlumberger Ltd.	1,670,000	72,761,900
Oil & Gas Exploration & Production – 0.6%
Diamondback Energy Inc.	150,000	15,229,500
Pharmaceuticals – 7.9%
Allergan PLC	480,000	70,276,800
Elanco Animal Health Inc.	550,000	17,638,500	(a)
Johnson & Johnson	480,000	67,099,200
Merck & Company Inc.	310,000	25,782,700
Pfizer Inc.	750,000	31,852,500
		212,649,700
Regional Banks – 2.5%
First Republic Bank	675,000	67,810,500
Semiconductor Equipment – 3.1%
Applied Materials Inc.	2,100,000	83,286,000
Soft Drinks – 4.2%
PepsiCo Inc.	910,000	111,520,500
Specialized REITs – 3.3%
American Tower Corp.	445,000	87,691,700
Specialty Chemicals – 0.9%
Albemarle Corp.	290,000	23,774,200
Systems Software – 6.4%
Microsoft Corp.	1,155,000	136,220,700
ServiceNow Inc.	140,000	34,508,600	(a)
		170,729,300
Technology Hardware, Storage & Peripherals – 3.5%
Apple Inc.	500,000	94,975,000
Trading Companies & Distributors – 3.2%
United Rentals Inc.	750,000	85,687,500	(a)
Trucking – 0.1%
Lyft Inc., Class A	21,300	1,667,577
Total Common Stock (Cost $1,584,587,886)		2,625,158,407
Short-Term Investments – 2.2%
State Street Institutional Treasury Money Market Fund - Premier Class 2.35%	29,841,371	29,841,371	(b,c)
State Street Institutional U.S. Government Money Market Fund - Class G Shares 2.43%	28,849,616	28,849,616	(b,c)
Total Short-Term Investments (Cost $58,690,987)		58,690,987
Total Investments (Cost $1,643,278,873)		2,683,849,394
Liabilities in Excess of Other Assets, net – (0.1)%		(1,383,528)

NET ASSETS – 100.0%		$2,682,465,866

Elfun Trusts Schedule of Investments	March 31, 2019 (Unaudited)

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The following table presents the Fund’s investments measured at fair value on a recurring basis at March 31, 2019:

Fund	Investments	Level 1	Level 2	Level 3	Total
Elfun Trusts	Investments in Securities
	Common Stock	$2,625,158,407	$—	$—	$2,625,158,407
	Short-Term Investments	58,690,987	—	—	58,690,987

	Total Investments in Securities	$2,683,849,394	$—	$—	$2,683,849,394

Affiliate Table

	Number of Shares Held at 12/31/18	Value At 12/31/18	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/Depreciation	Number of Shares Held at 3/31/19	Value at 3/31/19	Dividend Income
State Street Institutional Treasury Money Market Fund - Premier Class	30,743,339	$30,743,339	$26,354,156	$27,256,124	$—	$—	29,841,371	$29,841,371	$169,776
State Street Institutional U.S. Government Money Market Fund - Class G Shares	29,975,892	29,975,892	26,129,848	27,256,124	—	—	28,849,616	28,849,616	168,404

TOTAL		$60,719,231	$52,484,004	$54,512,248	$—	$—		$58,690,987	$338,180

Notes to Schedules of Investments	March 31, 2019 (Unaudited)

Security Valuation

The Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.

Valuation techniques used to value the Fund’s investments by major category are as follows:

•

Equity investments (including preferred stocks and registered investment companies that are exchange-traded funds) traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.

•

Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value per share or unit.

In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.

The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for an identical asset or liability;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.

The value of the Fund’s investments according to the fair value hierarchy as of March 31, 2019 is disclosed in the Fund’s Schedule of Investments.

Income Taxes

At March 31, 2019, gross unrealized appreciation and gross unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

	Cost of Investments for Tax Purposes	Gross Tax Appreciation	Gross Tax Depreciation	Net Tax Appreciation/ (Depreciation)
Elfun Trusts	$1,642,851,393	$1,125,004,954	$84,006,953	$1,040,998,001